Pension and Other Postretirement Plans Assets of the Aetna Pension Plan Fair Value (Details) (USD $) In Millions, unless otherwise specified																				12 Months Ended								12 Months Ended																								12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2011 Pension Plans [Member]	Dec. 31, 2010 Pension Plans [Member]	Dec. 31, 2009 Pension Plans [Member]	Dec. 31, 2011 Pension Plans [Member] Level 1 [Member]		Dec. 31, 2010 Pension Plans [Member] Level 1 [Member]		Dec. 31, 2011 Pension Plans [Member] Level 2 [Member]		Dec. 31, 2010 Pension Plans [Member] Level 2 [Member]		Dec. 31, 2011 Pension Plans [Member] Level 3 [Member]		Dec. 31, 2010 Pension Plans [Member] Level 3 [Member]		Dec. 31, 2011 Pension Plans [Member] Debt Securities [Member]	Dec. 31, 2010 Pension Plans [Member] Debt Securities [Member]	Dec. 31, 2011 Pension Plans [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2010 Pension Plans [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2010 Pension Plans [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2010 Pension Plans [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] Equity Securities [Member]	Dec. 31, 2010 Pension Plans [Member] Equity Securities [Member]	Dec. 31, 2011 Pension Plans [Member] Equity Securities [Member] Level 1 [Member]	Dec. 31, 2010 Pension Plans [Member] Equity Securities [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] Equity Securities [Member] Level 2 [Member]	Dec. 31, 2010 Pension Plans [Member] Equity Securities [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] Equity Securities [Member] Level 3 [Member]	Dec. 31, 2010 Pension Plans [Member] Equity Securities [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] Real Estate [Member]	Dec. 31, 2010 Pension Plans [Member] Real Estate [Member]	Dec. 31, 2011 Pension Plans [Member] Real Estate [Member] Level 1 [Member]	Dec. 31, 2010 Pension Plans [Member] Real Estate [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] Real Estate [Member] Level 2 [Member]	Dec. 31, 2010 Pension Plans [Member] Real Estate [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] Real Estate [Member] Level 3 [Member]	Dec. 31, 2010 Pension Plans [Member] Real Estate [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] Other Assets [Member]	Dec. 31, 2010 Pension Plans [Member] Other Assets [Member]	Dec. 31, 2011 Pension Plans [Member] Other Assets [Member] Level 1 [Member]	Dec. 31, 2010 Pension Plans [Member] Other Assets [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] Other Assets [Member] Level 2 [Member]	Dec. 31, 2010 Pension Plans [Member] Other Assets [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] Other Assets [Member] Level 3 [Member]	Dec. 31, 2010 Pension Plans [Member] Other Assets [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] Other Investments [Member]	Dec. 31, 2010 Pension Plans [Member] Other Investments [Member]	Dec. 31, 2011 Pension Plans [Member] US Treasury and Government [Member] Debt Securities [Member]	Dec. 31, 2010 Pension Plans [Member] US Treasury and Government [Member] Debt Securities [Member]	Dec. 31, 2011 Pension Plans [Member] US Treasury and Government [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2010 Pension Plans [Member] US Treasury and Government [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] US Treasury and Government [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2010 Pension Plans [Member] US Treasury and Government [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] US Treasury and Government [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2010 Pension Plans [Member] US Treasury and Government [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] States, municipalities and political subdivisions [Member] Debt Securities [Member]	Dec. 31, 2010 Pension Plans [Member] States, municipalities and political subdivisions [Member] Debt Securities [Member]	Dec. 31, 2011 Pension Plans [Member] States, municipalities and political subdivisions [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2010 Pension Plans [Member] States, municipalities and political subdivisions [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] States, municipalities and political subdivisions [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2010 Pension Plans [Member] States, municipalities and political subdivisions [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] States, municipalities and political subdivisions [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2010 Pension Plans [Member] States, municipalities and political subdivisions [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] U.S. corporate securities [Member] Debt Securities [Member]	Dec. 31, 2010 Pension Plans [Member] U.S. corporate securities [Member] Debt Securities [Member]	Dec. 31, 2011 Pension Plans [Member] U.S. corporate securities [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2010 Pension Plans [Member] U.S. corporate securities [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] U.S. corporate securities [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2010 Pension Plans [Member] U.S. corporate securities [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] U.S. corporate securities [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2010 Pension Plans [Member] U.S. corporate securities [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] Foreign securities [Member] Debt Securities [Member]	Dec. 31, 2010 Pension Plans [Member] Foreign securities [Member] Debt Securities [Member]	Dec. 31, 2011 Pension Plans [Member] Foreign securities [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2010 Pension Plans [Member] Foreign securities [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] Foreign securities [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2010 Pension Plans [Member] Foreign securities [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] Foreign securities [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2010 Pension Plans [Member] Foreign securities [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] Residential mortgage-backed securities [Member] Debt Securities [Member]	Dec. 31, 2010 Pension Plans [Member] Residential mortgage-backed securities [Member] Debt Securities [Member]	Dec. 31, 2011 Pension Plans [Member] Residential mortgage-backed securities [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2010 Pension Plans [Member] Residential mortgage-backed securities [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] Residential mortgage-backed securities [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2010 Pension Plans [Member] Residential mortgage-backed securities [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] Residential mortgage-backed securities [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2010 Pension Plans [Member] Residential mortgage-backed securities [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] Commercial mortgage-backed securities [Member] Debt Securities [Member]	Dec. 31, 2010 Pension Plans [Member] Commercial mortgage-backed securities [Member] Debt Securities [Member]	Dec. 31, 2011 Pension Plans [Member] Commercial mortgage-backed securities [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2010 Pension Plans [Member] Commercial mortgage-backed securities [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] Commercial mortgage-backed securities [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2010 Pension Plans [Member] Commercial mortgage-backed securities [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] Commercial mortgage-backed securities [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2010 Pension Plans [Member] Commercial mortgage-backed securities [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] Other asset-backed securities [Member] Debt Securities [Member]	Dec. 31, 2010 Pension Plans [Member] Other asset-backed securities [Member] Debt Securities [Member]	Dec. 31, 2011 Pension Plans [Member] Other asset-backed securities [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2010 Pension Plans [Member] Other asset-backed securities [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] Other asset-backed securities [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2010 Pension Plans [Member] Other asset-backed securities [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] Other asset-backed securities [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2010 Pension Plans [Member] Other asset-backed securities [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] Redeemable Preferred Securities [Member] Debt Securities [Member]	Dec. 31, 2010 Pension Plans [Member] Redeemable Preferred Securities [Member] Debt Securities [Member]	Dec. 31, 2011 Pension Plans [Member] Redeemable Preferred Securities [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2010 Pension Plans [Member] Redeemable Preferred Securities [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] Redeemable Preferred Securities [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2010 Pension Plans [Member] Redeemable Preferred Securities [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] Redeemable Preferred Securities [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2010 Pension Plans [Member] Redeemable Preferred Securities [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] US Domestic securities [Member] Equity Securities [Member]	Dec. 31, 2010 Pension Plans [Member] US Domestic securities [Member] Equity Securities [Member]	Dec. 31, 2011 Pension Plans [Member] US Domestic securities [Member] Equity Securities [Member] Level 1 [Member]	Dec. 31, 2010 Pension Plans [Member] US Domestic securities [Member] Equity Securities [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] US Domestic securities [Member] Equity Securities [Member] Level 2 [Member]	Dec. 31, 2010 Pension Plans [Member] US Domestic securities [Member] Equity Securities [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] US Domestic securities [Member] Equity Securities [Member] Level 3 [Member]	Dec. 31, 2010 Pension Plans [Member] US Domestic securities [Member] Equity Securities [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] International [Member] Equity Securities [Member]	Dec. 31, 2010 Pension Plans [Member] International [Member] Equity Securities [Member]	Dec. 31, 2011 Pension Plans [Member] International [Member] Equity Securities [Member] Level 1 [Member]	Dec. 31, 2010 Pension Plans [Member] International [Member] Equity Securities [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] International [Member] Equity Securities [Member] Level 2 [Member]	Dec. 31, 2010 Pension Plans [Member] International [Member] Equity Securities [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] International [Member] Equity Securities [Member] Level 3 [Member]	Dec. 31, 2010 Pension Plans [Member] International [Member] Equity Securities [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] Common/collective trusts [Member] Equity Securities [Member]	Dec. 31, 2010 Pension Plans [Member] Common/collective trusts [Member] Equity Securities [Member]	Dec. 31, 2011 Pension Plans [Member] Common/collective trusts [Member] Equity Securities [Member] Level 1 [Member]	Dec. 31, 2010 Pension Plans [Member] Common/collective trusts [Member] Equity Securities [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] Common/collective trusts [Member] Equity Securities [Member] Level 2 [Member]	Dec. 31, 2010 Pension Plans [Member] Common/collective trusts [Member] Equity Securities [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] Common/collective trusts [Member] Equity Securities [Member] Level 3 [Member]	Dec. 31, 2010 Pension Plans [Member] Common/collective trusts [Member] Equity Securities [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] Domestic Real Estate [Member] Equity Securities [Member]	Dec. 31, 2010 Pension Plans [Member] Domestic Real Estate [Member] Equity Securities [Member]	Dec. 31, 2011 Pension Plans [Member] Domestic Real Estate [Member] Equity Securities [Member] Level 1 [Member]	Dec. 31, 2010 Pension Plans [Member] Domestic Real Estate [Member] Equity Securities [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] Domestic Real Estate [Member] Equity Securities [Member] Level 2 [Member]	Dec. 31, 2010 Pension Plans [Member] Domestic Real Estate [Member] Equity Securities [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] Domestic Real Estate [Member] Equity Securities [Member] Level 3 [Member]	Dec. 31, 2010 Pension Plans [Member] Domestic Real Estate [Member] Equity Securities [Member] Level 3 [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	$ 5,136.7	[1]	$ 5,107.1	[1]	$ 5,296.8	$ 5,243.8	$ 4,394.9	$ 1,918.5	[1]	$ 2,417.1	[1]	$ 2,552.6	[1]	$ 2,090.4	[1]	$ 665.6	[1]	$ 599.6	[1]	$ 1,881.6	$ 1,455.4	$ 103.6	$ 232.7	$ 1,777.8	$ 1,222.0	$ 0.2	$ 0.7	$ 2,589.7	$ 3,052.5	$ 1,814.9	$ 2,184.4	$ 774.8	$ 868.1	$ 0	$ 0	$ 433.2	$ 395.3	$ 0	$ 0	$ 0	$ 0	$ 433.2	$ 395.3	$ 232.2	$ 203.9	$ 0	$ 0	$ 0	$ 0.3	$ 232.2	$ 203.6			$ 527.5	$ 262.7	$ 103.6	$ 232.7	$ 423.9	$ 30.0	$ 0	$ 0	$ 102.4	$ 70.8	$ 0	$ 0	$ 102.4	$ 70.8	$ 0	$ 0	$ 903.6	$ 673.3	$ 0	$ 0	$ 903.5	$ 673.3	$ 0.1	$ 0	$ 112.0	$ 76.1	$ 0	$ 0	$ 112.0	$ 76.1	$ 0	$ 0	$ 171.9	$ 296.7	$ 0	$ 0	$ 171.9	$ 296.0	$ 0	$ 0.7	$ 37.0	$ 37.5	$ 0	$ 0	$ 37.0	$ 37.5	$ 0	$ 0	$ 15.4	$ 36.1	$ 0	$ 0	$ 15.3	$ 36.1	$ 0.1	$ 0	$ 11.8	$ 2.2	$ 0	$ 0	$ 11.8	$ 2.2	$ 0	$ 0	$ 1,174.4	$ 1,282.9	$ 1,174.2	$ 1,281.1	$ 0.2	$ 1.8	$ 0	$ 0	$ 620.4	$ 871.5	$ 620.4	$ 871.5	$ 0	$ 0	$ 0	$ 0	$ 774.6	$ 866.3	$ 0	$ 0	$ 774.6	$ 866.3	$ 0	$ 0	$ 20.3	$ 31.8	$ 20.3	$ 31.8	$ 0	$ 0	$ 0	$ 0
Actual Allocation percentage (in hundredths)					100.00%	100.00%														36.60%	28.50%							50.40%	59.80%							8.50%	7.70%							4.50%	4.00%									10.30%	5.20%							2.00%	1.40%							17.60%	13.20%							2.20%	1.50%							3.30%	5.80%							0.70%	0.70%							0.30%	0.70%							0.20%	0.00%							22.80%	25.10%							12.10%	17.10%							15.10%	17.00%							0.40%	0.60%
Cash And Cash Equivalents And Other Receivables Excluded From Total Investments Of The Pension Plan Assets	$ 160.1		$ 136.7
Minimum target allocation (in hundredths)																				37.00%	28.00%							43.00%	48.00%																							10.00%	10.00%
Maximum target allocation (in hundredths)																				43.00%	38.00%							53.00%	58.00%																							14.00%	18.00%

[1]	Excludes $136.7 million of cash and cash equivalents and other receivables.